Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities (Detail) (Equity Securities, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 61	¥ 781
Less than 12 months Gross unrealized holding losses	5	129
12 months or longer Fair value	288	467
12 months or longer Gross unrealized holding losses	64	96
Total Fair value	349	1,248
Total Gross unrealized holding losses	¥ 69	¥ 225